10. STOCK OPTION PLANS (Details - Option activity) - Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Options Outstanding
Options Outstanding	447,000	737,000	347,000
Options granted	0	0	430,000
Options cancelled	0	(50,000)	(40,000)
Options exercised	0	(240,000)	0
Options Outstanding	447,000	447,000	737,000
Options exercisable	447,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, beginning	$ 0.79	$ 0.85	$ 1.20
Option granted			0.05
Option cancelled		1.40	5.73
Options exercised		0.05
Weighted Average Exercise Price Outstanding, ending	0.79	$ 0.79	$ 0.85
Weighted Average Exercise Price Exercisable	$ 0.79
Weighted Average Remaining Contractual Life (Years)
Options Outstanding	5 years 8 months 5 days	6 years 8 months 5 days	7 years 9 months
Options exercisable	5 years 8 months 5 days
Aggregate Intrinsic Value
Options Outstanding	$ 0
Options exercisable	$ 0